Digital Assets - Schedule of Reconciliation of Opening and Closing Balances of Digital Assets (Details) - 12 months ended Dec. 31, 2025		CNY (¥)	USD ($)
Schedule Of Reconciliation Of Opening And Closing Balances Of Digital Assets Abstract
Balance | ¥
Balance | $
Digital assets purchase, Carrying Value | ¥		804,579,371
Digital assets purchase, Approximate Number of Bitcoins Held | $			1,236
Digital assets decrease, Carrying Value | ¥		(35,705,995)
Digital assets decrease, Approximate Number of Bitcoins Held | $			(55)
Unrealized loss on digital assets, Carrying Value | ¥	[1]	(38,723,236)
Unrealized loss on digital assets, Approximate Number of Bitcoins Held | $	[1]
Balance | ¥	[2]	¥ 730,150,140
Balance | $	[2]		$ 1,181

[1]	Unrealized loss on digital assets is included in Unrealized loss on digital assets on the Consolidated Statements of Operations.
[2]	As of December 31, 2025, 601 bitcoins held by the Company, with a carrying value of RMB 371.6 million on the Consolidated Balance Sheets, serve as collateral for loans totaling RMB356.5 million obtained from several third-party creditors (Note 15). No such collateral arrangements were in place as of December 31, 2024.